Reconciliation of Financial Statements to Form 5500 - Reconciliation of Changes in Net Assets Available for Benefits (Details) - EBP Prud ESP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Per Financial Statements	$ 1,239,506,266
Adjustment for Deemed Distributions	(1,034,426)
Total Per Form 5500	$ 1,238,471,840